Fixed Assets - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Fixed assets, depreciation expense	¥ 5.7	$ 869	¥ 5.6	¥ 3.7